TRADE RECEIVABLES AND OTHER - Aging of Total Trade Receivables - Net (Details) - EUR (€) € in Millions	Jun. 30, 2023	Dec. 31, 2022
Trade receivables [line items]
Trade receivables	€ 664	€ 465
Not past due
Trade receivables [line items]
Trade receivables	641	453
1 – 30 days past due
Trade receivables [line items]
Trade receivables	21	10
31 – 60 days past due
Trade receivables [line items]
Trade receivables	1	2
61 – 90 days past due
Trade receivables [line items]
Trade receivables	1	0
Greater than 90 days past due
Trade receivables [line items]
Trade receivables	€ 0	€ 0